Equity - Schedule of movements in hedging and exchange reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reserves within equity [line items]
Beginning balance	£ 9,514	£ 8,431	£ 8,440
Other comprehensive income/(loss)	(802)	1,482	(865)
Ending balance	9,292	9,514	8,431
Cost of hedging reserve	20	22	22
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance	26	113	93
Other comprehensive income/(loss)	216	(87)	20
Ending balance	242	26	113
Exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(1,072)	(1,694)	(1,022)
Other comprehensive income/(loss)	(540)	622	(672)
Ending balance	(1,612)	(1,072)	(1,694)
Hedging and exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(1,046)	(1,581)	(929)
Other comprehensive income/(loss)	(324)	535	(652)
Ending balance	£ (1,370)	£ (1,046)	£ (1,581)